Vessels, Net (Predecessor) (Details) (USD $)		9 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Vessels	Mar. 31, 2013 Predecessor	Jul. 28, 2013 Predecessor Vessels	Mar. 31, 2013 Predecessor Vessels	Mar. 31, 2012 Predecessor Vessels
Vessel cost
Balance at the beginning of the period				$ 252,493,282	$ 252,023,353
Vessel improvements				90,492	469,929
Balance at the end of the period		201,390,135		252,583,774	252,493,282
Accumulated depreciation
Balance at the beginning of the period				(65,415,560)	(53,743,681)
Depreciation		(6,555,269)		(3,839,271)	(11,671,879)
Balance at the end of the period		(6,555,269)		(69,254,831)	(65,415,560)
Net book value	194,834,866	194,834,866	187,077,722	183,328,943	187,077,722	198,279,672
Impairment		$ 0			$ 0